Debt issued designated at fair value	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note 16

Debt issued designated at fair value

USD m 31.12.24 31.12.23
Issued debt instruments
Equity-linked

54069 46,269
Rates-linked

23641 16,880
Credit-linked 5225 4,506
Fixed-rate 14250 14,295
Commodity-linked 3592 3,704
Other 1789 687
Total debt issued designated at fair value

102567 86,341
of which: issued by UBS AG with original maturity greater than one year
3
82491 73,544
of which: issued by Credit Suisse International standalone

with original maturity greater than one year

1 Includes investment

fund unit-linked

instruments issued.

2 As of

31 December 2024,

% of Total

debt issued designated

at fair value

was unsecured.

3 Based on

original contractual

maturity without
considering any early redemption features.